Note 3 - Balance Sheet Components (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following:

	March 31, 2024	December 31, 2023
Prepaid clinical trial costs (current portion)	$1,996,677	$1,282,746
Prepaid insurance premiums	73,797	110,695
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	26,667
Total prepaid expenses	$2,093,519	$1,433,153

Property and Equipment – Property and equipment consist of the following:

	March 31, 2024	December 31, 2023
Equipment and furnishings	$774,758	$774,758
Leasehold improvements	115,605	115,605
Total property and equipment	890,363	890,363
Accumulated depreciation and amortization	(700,250)	(680,674)
Total property and equipment, net	$190,113	$209,689

Other Assets – Other assets consist of the following:

	March 31, 2024	December 31, 2023
Prepaid clinical trial costs (noncurrent portion)	$224,681	$1,106,778
Prepaid technology license fees	70,000	70,000
Deposits	11,010	11,010
Total other assets	$305,691	$1,187,788

Accrued Expenses – Accrued expenses consist of the following:

	March 31, 2024	December 31, 2023
Payroll-related liabilities	$152,407	$114,337
Other accrued expenses	1,267,656	602,594
Total accrued expenses	$1,420,063	$716,931

3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following as of December 31, 2023 and 2022:

	2023	2022
Prepaid clinical trial costs (current portion)	$1,282,746	$1,171,077
Prepaid insurance premiums	110,695	107,876
Prepaid rent	13,045	13,045
Other prepaid expenses	26,667	34,000
Total prepaid expenses	$1,433,153	$1,325,998

Property and Equipment – Property and equipment consist of the following as of December 31, 2023 and 2022:

	2023	2022
Equipment and furnishings	$774,758	$725,812
Leasehold improvements	115,605	115,605
Total property and equipment	890,363	841,417
Accumulated depreciation and amortization	(680,674)	(606,505)
Total property and equipment, net	$209,689	$234,912

Depreciation expense was $74,169 and $56,284 during the years ended December 31, 2023 and 2022, respectively.

Other Assets – Other assets consist of the following as of December 31, 2023 and 2022:

	2023	2022
Prepaid clinical trial costs (noncurrent portion)	$1,106,778	$2,083,276
Prepaid technology license fees	70,000	80,000
Deposits	11,010	11,010
Total other assets	$1,187,788	$2,174,286

Accrued Expenses – Accrued expenses consist of the following as of December 31, 2023 and 2022:

	2023	2022
Accrued license fees	$-	$2,000,000
Payroll-related liabilities	114,337	550,810
Other accrued expenses	602,594	449,402
Total accrued expenses	$716,931	$3,000,212